UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Michael W. Stockton

American Funds Fundamental Investors

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Fundamental Investors®
Investment portfolio
September 30, 2018
unaudited
Common stocks 95.60% Information technology 26.75%	Shares	Value (000)
Microsoft Corp.	46,165,100	$5,279,902
Broadcom Inc.	16,954,439	4,183,169
Alphabet Inc., Class C1	1,653,051	1,972,867
Alphabet Inc., Class A1	585,400	706,624
Facebook, Inc., Class A1	13,588,600	2,234,781
Intel Corp.	44,359,600	2,097,765
Taiwan Semiconductor Manufacturing Co., Ltd.	177,427,000	1,525,385
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,875,630	259,468
ASML Holding NV	4,649,030	868,499
ASML Holding NV (New York registered)	1,444,000	271,501
Samsung Electronics Co., Ltd.	21,994,114	921,007
Samsung Electronics Co., Ltd., nonvoting preferred	2,100,000	71,656
Visa Inc., Class A	5,174,300	776,611
Mastercard Inc., Class A	2,700,000	601,047
Intuit Inc.	2,505,000	569,637
Baidu, Inc., Class A (ADR)[1]	2,263,500	517,617
Amphenol Corp., Class A	5,400,000	507,708
Texas Instruments Inc.	4,556,900	488,910
Apple Inc.	1,987,600	448,681
Murata Manufacturing Co., Ltd.	2,836,700	436,041
Activision Blizzard, Inc.	5,225,900	434,743
QUALCOMM Inc.	5,478,000	394,580
ServiceNow, Inc.[1]	1,678,600	328,385
International Business Machines Corp.	1,750,000	264,617
FleetCor Technologies, Inc.[1]	994,000	226,473
Analog Devices, Inc.	2,215,000	204,799
TE Connectivity Ltd.	2,300,000	202,239
DXC Technology Co.	2,000,000	187,040
Symantec Corp.	6,960,000	148,109
Western Digital Corp.	2,000,000	117,080
GoDaddy Inc., Class A1	330,000	27,519
Tencent Holdings Ltd.	431,300	17,807
RingCentral, Inc., Class A1	125,000	11,631
AAC Technologies Holdings Inc.	968,000	10,053
		27,313,951
Financials 11.99%
Berkshire Hathaway Inc., Class A1	8,353	2,672,960
JPMorgan Chase & Co.	12,213,600	1,378,183
Capital One Financial Corp.	10,679,000	1,013,758
CME Group Inc., Class A	4,771,437	812,146
SunTrust Banks, Inc.	11,990,600	800,852
BlackRock, Inc.	1,473,100	694,316
Wells Fargo & Co.	12,461,000	654,950
Discover Financial Services	8,400,000	642,180
Citigroup Inc.	8,550,000	613,377
CIT Group Inc.[2]	7,752,515	400,107
Fundamental Investors — Page 1 of 8

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Goldman Sachs Group, Inc.	1,770,000	$396,905
Legal & General Group PLC	109,784,921	375,192
Chubb Ltd.	2,525,000	337,441
Itaú Unibanco Holding SA, preferred nominative (ADR)	27,604,000	303,092
Intercontinental Exchange, Inc.	3,785,000	283,459
T. Rowe Price Group, Inc.	2,000,000	218,360
BNP Paribas SA	3,500,000	214,196
Svenska Handelsbanken AB, Class A	9,390,000	118,598
HDFC Bank Ltd.	3,937,830	108,973
Banco Santander, SA	18,950,000	95,389
Arch Capital Group Ltd.[1]	1,587,776	47,332
Blackstone Group LP	662,000	25,209
MGIC Investment Corp.[1]	1,741,000	23,173
Willis Towers Watson PLC	62,000	8,738
		12,238,886
Consumer discretionary 11.51%
Amazon.com, Inc.[1]	1,645,400	3,295,736
NIKE, Inc., Class B	17,070,000	1,446,170
Charter Communications, Inc., Class A1	4,305,100	1,402,946
Home Depot, Inc.	6,566,775	1,360,308
Comcast Corp., Class A	37,280,773	1,320,112
Target Corp.	4,300,000	379,303
CBS Corp., Class B	5,980,000	343,551
McDonald’s Corp.	2,000,000	334,580
Booking Holdings Inc.[1]	149,284	296,180
Walt Disney Co.	2,500,000	292,350
LVMH Moët Hennessy-Louis Vuitton SE	569,000	201,230
MGM Resorts International	7,050,000	196,766
General Motors Co.	5,536,800	186,424
WPP PLC	11,500,000	168,552
GVC Holdings PLC	9,081,131	108,717
Newell Brands Inc.	5,000,000	101,500
Hasbro, Inc.	900,000	94,608
Paddy Power Betfair PLC	742,000	63,320
Valeo SA, non-registered shares	1,215,000	52,759
Naspers Ltd., Class N	200,200	43,203
Interpublic Group of Companies, Inc.	1,000,000	22,870
Aramark	500,000	21,510
Ctrip.com International, Ltd. (ADR)[1]	496,700	18,462
		11,751,157
Health care 10.61%
UnitedHealth Group Inc.	6,112,026	1,626,043
Boston Scientific Corp.[1]	34,330,000	1,321,705
Merck & Co., Inc.	15,307,000	1,085,879
Thermo Fisher Scientific Inc.	3,539,000	863,799
Regeneron Pharmaceuticals, Inc.[1]	1,994,100	805,696
Centene Corp.[1]	4,710,504	681,987
Vertex Pharmaceuticals Inc.[1]	3,322,327	640,345
Aetna Inc.	2,812,760	570,568
Novartis AG	4,990,000	429,138
Pfizer Inc.	8,645,000	380,985
Humana Inc.	1,120,000	379,142
Johnson & Johnson	2,291,500	316,616
Fundamental Investors — Page 2 of 8

unaudited
Common stocks Health care (continued)	Shares	Value (000)
ResMed Inc.	2,476,700	$285,663
Express Scripts Holding Co.[1]	2,949,444	280,227
Bristol-Myers Squibb Co.	4,000,000	248,320
Gilead Sciences, Inc.	3,061,000	236,340
Mylan NV1	4,300,000	157,380
AbbVie Inc.	1,540,900	145,738
AstraZeneca PLC	894,700	69,538
Hologic, Inc.[1]	1,679,957	68,845
Teva Pharmaceutical Industries Ltd. (ADR)	3,148,000	67,808
Daiichi Sankyo Co., Ltd.	1,235,000	53,533
Bluebird Bio, Inc.[1]	322,800	47,129
Illumina, Inc.[1]	100,000	36,706
Ultragenyx Pharmaceutical Inc.[1]	373,000	28,475
BioMarin Pharmaceutical Inc.[1]	121,000	11,733
		10,839,338
Energy 10.48%
ConocoPhillips	19,747,000	1,528,418
Concho Resources Inc.[1]	10,002,003	1,527,806
Royal Dutch Shell PLC, Class B (ADR)	12,859,734	912,141
Royal Dutch Shell PLC, Class B	11,225,720	393,444
Royal Dutch Shell PLC, Class A (ADR)	299,752	20,425
Royal Dutch Shell PLC, Class A (GBP denominated)	165,244	5,678
EOG Resources, Inc.	7,706,000	983,054
Enbridge Inc. (CAD denominated)	24,518,834	791,194
Enbridge Inc. (CAD denominated)[3]	1,256,665	40,551
Suncor Energy Inc.	20,023,740	774,812
BP PLC	98,100,000	753,500
Chevron Corp.	5,435,137	664,609
Diamondback Energy, Inc.	2,886,000	390,158
Cabot Oil & Gas Corp.	12,467,000	280,757
Baker Hughes, a GE Co., Class A	7,000,000	236,810
Cenovus Energy Inc.	21,070,000	211,573
Occidental Petroleum Corp.	2,312,000	189,977
Keyera Corp.	6,937,000	185,878
Canadian Natural Resources, Ltd. (CAD denominated)	5,430,000	177,406
Murphy Oil Corp.	3,781,900	126,089
Viper Energy Partners LP	2,712,189	114,183
Noble Energy, Inc.	3,010,400	93,894
Pioneer Natural Resources Co.	500,000	87,095
Parsley Energy, Inc., Class A1	2,390,000	69,908
Extraction Oil & Gas, Inc.[1]	5,584,000	63,043
Peyto Exploration & Development Corp.	7,255,249	62,518
Schlumberger Ltd.	325,500	19,829
		10,704,750
Industrials 8.65%
Boeing Co.	2,613,000	971,775
Parker-Hannifin Corp.	4,725,000	869,069
Airbus SE, non-registered shares	6,620,000	831,488
TransDigm Group Inc.[1]	2,118,000	788,531
Union Pacific Corp.	4,560,000	742,505
Lockheed Martin Corp.	1,404,800	486,005
Deere & Co.	3,200,000	481,056
Rockwell Automation	2,200,000	412,544
Fundamental Investors — Page 3 of 8

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Emerson Electric Co.	5,000,000	$382,900
United Parcel Service, Inc., Class B	3,000,000	350,250
Ryanair Holdings PLC (ADR)[1]	3,418,801	328,342
CSX Corp.	3,611,200	267,409
Johnson Controls International PLC	7,287,000	255,045
Caterpillar Inc.	1,670,000	254,658
MTU Aero Engines AG	990,667	223,256
FedEx Corp.	850,000	204,671
Masco Corp.	4,679,700	171,277
Fortive Corp.	2,000,000	168,400
BAE Systems PLC	20,171,000	165,580
Waste Management, Inc.	1,400,000	126,504
Grafton Group PLC, units	11,328,532	111,849
Delta Air Lines, Inc.	1,685,000	97,444
Northrop Grumman Corp.	194,800	61,824
Meggitt PLC	6,510,000	48,060
BWX Technologies, Inc.	470,000	29,394
		8,829,836
Consumer staples 6.57%
Philip Morris International Inc.	23,783,900	1,939,339
British American Tobacco PLC	34,938,800	1,632,354
British American Tobacco PLC (ADR)	1,675,000	78,105
Coca-Cola Co.	11,285,000	521,254
Sysco Corp.	6,790,000	497,368
Altria Group, Inc.	6,401,100	386,050
Walmart Inc.	3,225,000	302,860
Nestlé SA	3,523,000	293,715
Walgreens Boots Alliance, Inc.	3,436,000	250,484
Procter & Gamble Co.	3,000,000	249,690
Costco Wholesale Corp.	873,300	205,121
Hershey Co.	1,636,939	166,968
Coca-Cola European Partners PLC	3,340,000	151,870
Keurig Dr Pepper Inc.	1,445,971	33,503
		6,708,681
Materials 4.57%
DowDuPont Inc.	25,491,047	1,639,329
Praxair, Inc.	3,980,000	639,705
LyondellBasell Industries NV	3,626,000	371,701
Rio Tinto PLC	7,329,000	370,642
BHP Billiton PLC	14,000,000	304,954
Alcoa Corp.[1]	5,395,000	217,958
Randgold Resources Ltd. (ADR)	2,935,000	207,064
LANXESS AG	2,500,000	183,098
WestRock Co.	3,400,000	181,696
Royal Gold, Inc.	2,284,000	176,005
PPG Industries, Inc.	1,170,000	127,682
Franco-Nevada Corp.	1,540,000	96,336
Sherwin-Williams Co.	188,500	85,807
Akzo Nobel NV	304,000	28,427
Vale SA, ordinary nominative	1,690,000	25,033
Lundin Mining Corp.	2,050,000	10,856
		4,666,293
Fundamental Investors — Page 4 of 8

unaudited
Common stocks Real estate 1.98%	Shares	Value (000)
Simon Property Group, Inc. REIT	5,312,000	$938,896
Weyerhaeuser Co. REIT[1]	9,000,107	290,433
AGNC Investment Corp. REIT	14,401,000	268,291
American Tower Corp. REIT	1,607,000	233,497
Crown Castle International Corp. REIT	1,902,845	211,844
CoreSite Realty Corp. REIT	360,000	40,010
Public Storage REIT	169,450	34,166
		2,017,137
Telecommunication services 0.45%
Verizon Communications Inc.	5,500,000	293,645
Spark New Zealand Ltd.	45,560,084	122,308
SoftBank Group Corp.	468,200	47,265
		463,218
Utilities 0.28%
Public Service Enterprise Group Inc.	2,904,910	153,350
DTE Energy Co.	1,250,000	136,413
		289,763
Miscellaneous 1.76%
Other common stocks in initial period of acquisition		1,801,603
Total common stocks (cost: $61,757,747,000)		97,624,613
Short-term securities 4.81%	Principal amount (000)
Apple Inc. 2.07%–2.11% due 10/26/2018–11/5/2018[3]	$75,000	74,843
Chariot Funding, LLC 2.24% due 12/10/2018[3]	75,000	74,647
Coca-Cola Co. 2.13% due 11/20/2018[3]	35,000	34,886
CRC Funding, LLC 2.25% due 12/5/2018[3]	60,000	59,740
ExxonMobil Corp. 2.03%–2.06% due 10/9/2018–10/23/2018	200,000	199,772
Fannie Mae 2.03% due 10/22/2018	50,000	49,938
Federal Home Loan Bank 1.89%–2.14% due 10/1/2018–12/12/2018	2,575,600	2,571,173
Freddie Mac 1.94% due 10/22/2018	75,000	74,908
Honeywell International Inc. 2.00% due 10/2/2018[3]	25,000	24,994
John Deere Capital Corp. 2.01% due 10/4/2018[3]	40,000	39,986
Paccar Financial Corp. 2.00%–2.10% due 10/3/2018–10/15/2018	60,000	59,960
U.S. Treasury Bills 1.92%–2.17% due 10/4/2018–2/14/2019	1,650,100	1,645,186
Total short-term securities (cost: $4,910,493,000)		4,910,033
Total investment securities 100.41% (cost: $66,668,240,000)		102,534,646
Other assets less liabilities (0.41)%		(414,768)
Net assets 100.00%		$102,119,878
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Fundamental Investors — Page 5 of 8

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 9/30/2018 (000)
Common stocks 0.39%
Financials 0.39%
CIT Group Inc.	7,752,515	—	—	7,752,515	$—	$18,451	$4,419	$400,107
Energy 0.00%
Peyto Exploration & Development Corp.[4]	10,710,499	—	3,455,250	7,255,249	(87,720)	48,947	4,171	—
Concho Resources Inc.[1,4]	2,723,000	7,279,003	—	10,002,003	—	67,320	—	—
								—
Industrials 0.00%
Grafton Group PLC, units[4]	15,037,000	—	3,708,468	11,328,532	(20,100)	8,151	3,029	—
Total 0.39%					$(107,820)	$142,869	$11,619	$400,107
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $309,096,000, which represented .30% of the net assets of the fund.
[4]	Unaffiliated issuer at 9/30/2018.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fundamental Investors — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
Fundamental Investors — Page 7 of 8

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2018 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$27,313,951	$—	$—	$27,313,951
Financials	12,238,886	—	—	12,238,886
Consumer discretionary	11,751,157	—	—	11,751,157
Health care	10,839,338	—	—	10,839,338
Energy	10,704,750	—	—	10,704,750
Industrials	8,829,836	—	—	8,829,836
Consumer staples	6,708,681	—	—	6,708,681
Materials	4,666,293	—	—	4,666,293
Real estate	2,017,137	—	—	2,017,137
Telecommunication services	463,218	—	—	463,218
Utilities	289,763	—	—	289,763
Miscellaneous	1,801,603	—	—	1,801,603
Short-term securities	—	4,910,033	—	4,910,033
Total	$97,624,613	$4,910,033	$—	$102,534,646

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
© 2018 Capital Group. All rights reserved.
MFGEFPX-010-1118O-S66112	Fundamental Investors — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 28, 2018

By /s/Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: November 28, 2018